Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Charterer A [Member]
Concentration Risk, Benchmark Description	32%	22%	33%
Charterer B [Member]
Concentration Risk, Benchmark Description	12%	Less than 10%	Less than 10%